Capital Management, Corporate Governance Transparency Policy and Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Banks's Shareholders
As of December 31, 2020, the Bank’s shareholders are:

FULL NAME/ CORPORATE NAME	Participating Interest	Voting Interest
Trust “Trust JHB” (1)	17.28	19.65
Carballo Delfín Jorge Ezequiel	17.47	19.19
ANSES FGS Law No. 26425	28.80	26.90
Grouped shareholders (Local Stock Exchanges)	9.72	9.28
Grouped shareholders (Foreign stock exchanges)	26.73	24.98

Summary of Minimum Capital Requirements Measured on Consolidated Basis
The table below shows the minimum capital requirements measured on a consolidated basis, effective for the month of December 2020, together with the integration thereof (computable equity) as of the end of such month:

Description	12/31/2020
Minimum capital requirements	41,357,542
Computable equity	173,448,698

Capital surplus	132,091,156

Summary of Allowance for Credit Losses
The following chart shows the distribution of loan loss allowances according to the type of financial instrument as of December 31, 2020, and 2019:

	12/31/2020	12/31/2019
Loans and other financing	9,928,122	6,901,953
Loans commitment	23,200	23,514
Other financial assets	18,929	14,032
Other debt securities at amortized cost	5,472	63,701
Other debt securities at fair value through OCI	5,964	286

	9,981,687	7,003,486

Summary of Key Economic Variables or Assumptions
The following table shows the estimated values for macroeconomic variables used in the models for each scenario (base case, intermediate, downside), with the assigned probability of occurrence to each scenario:

Key Drivers	ECL Scenario	Assigned Probabilities	2020	2021	2022
			%	%	%
GDP growth %	Base case	65%	5.96%	2.16%	3.04%
	Intermediate	30%	2.66%	(1.52)%	1.04%
	Downside	5%	(1.80)%	(2.48)%	1.00%
Central Bank base rates %	Base case	65%	37.00%	28.05%	23.44%
	Intermediate	30%	45.00%	35.00%	30.00%
	Downside	5%	80.00%	100.00%	120.00%
CPI %	Base case	65%	56.98%	39.96%	35.01%
	Intermediate	30%	68.00%	65.00%	49.99%
	Downside	5%	100.03%	130.01%	150.03%

Summary of Aging Analysis of Performing Loans in Arrears
51.1.1.2	The Bank’s internal rating and PD estimation process
The PD represents the probability that a debtor may fail to fulfill its financial obligation, either during the next 12 months (Stage 1) or during the remainder life of the financial asset (Stages 2 and 3).
PD is assessed per customer in alignment with the Bank’s risk management model.
For the individual analysis portfolio, the rating model developed by the Bank to identify
PD-related
risks and concentrations according to the Bank’s commercial strategies is based on a behavior module that considers the behavior scores of the commercial portfolio segments and contemplates internal behavior variables and external supplier variables.
For the collective analysis portfolio per risk level, the Bank developed a
12-month
PD based on a dual matrix that combine internal behavior market scores and generic Bureau Scores, increasing segregation when considering the internal behavior and the financial entities. Lifetime PDs were also developed for each group of assets defined as homogeneous risk to calculate the financial asset amount classified in Stage 2.
The proposals to implement PD models are submitted for approval to the Risk Management Committee. The methods, variables, development population, observation windows and results that support the preparation of these models are tested and adjusted at least once a year.
The following table discloses the risk levels score and rating arising from the Bank’s models:

	12/31/2020		12/31/2019
Category	Weighted PD	% Gross Carrying Amount	Weighted PD	% Gross Carrying Amount

Performing	2.32%	96.17%	2.60%	95.45%
High grade	1.13%	76.20%	1.25%	76.40%
Standard grade	4.79%	12.64%	4.83%	8.23%
Sub-standard grade	12.48%	7.33%	11.64%	10.82%
Past due but not impaired	33.24%	2.70%	32.13%	2.84%
Impaired	100.00%	1.13%	100.00%	1.71%

Total		100.00%		100.00%

51.1.1.3	Exposure at default (EAD)
EAD is based on the amounts that the Bank expects to be owed at default during the next 12 month (Stage 1) or during the instruments remaining lifetime (Stages 2 and 3).
The EAD model uses the same information sources than PD model. Segmentation is also used in the PD structure.

The Bank developed a calculation method for the products that have a defined flow schedule, and another method for the products that provide the customers with a credit line (revolving products). For revolving products, the Bank calculated a credit risk factor that contemplates the use that this credit line could represent in case of default. Upon building the credit risk factors, the aging of the product and level of use was considered, among other characteristics.

51.1.1.4	Loss given default (LGD)
LGD is the estimated loss in the case of default. It is based on the difference between all contractual cash flows and the cash flows expected by the lender (i.e., all cash shortfalls), considering the proceeds from the realization of collateral.
It is the supplement to the unit of the recovery rate; that is, the proportion not collected by the Bank with respect to the EAD. Consequently, the amount at default is compared with the present value of the amounts recovered after the date of default.
LGD varies based on the type of counterparty, aging, type of claim and the existence of guarantees securing credits. It is expressed as a percentage of the loss for EAD.
To calculate LGD, the Bank differentiates per product. The Bank bases its estimates on the historical information observed regarding the recoveries over on default transactions discounted at the effective interest rate of such agreements and measured upon default.
Once the recovery rates are obtained, this behavior is projected through the triangle method to estimate the periods with less maturity. Finally, the weighted average of the loss for each portfolio is determined.
As PD, LGD are revised by the macroeconomic models used for the prospective view.

51.1.2	Prospective information
The calculation of ECL for risk impairment includes and is revised prospectively with respect to the portfolio behavior. To such end, the Bank examines the macroeconomics variables which have an impact in PD and LGD and designed models that capture such impact for the commercial portfolio, comparable commercial portfolio and consumer portfolio.
The main economic variables generating expected losses used to calculate ECL for each economic scenario are as follows:

•	Changes in GDP

•	Interest rates (BADLAR published by the BCRA)

•	Index (CPI)
As established in IFRS 9, impact is calculated based on the different behavior scenarios of the variables; to such end, a
36-month
estimate on the variables used for the models is requested from a well-known economic consulting firm. This estimate is prepared for three alternative macroeconomic scenarios, to which a likelihood of occurrence is assigned.
Finally, the Bank calculates ECL by applying the alternative scenarios on a weighted basis, which are updated on a quarterly basis according to the financial statements filed each calendar quarter.

The following table shows the estimated values for macroeconomic variables used in the models for each scenario (base case, intermediate, downside), with the assigned probability of occurrence to each scenario:

Key Drivers	ECL Scenario	Assigned Probabilities	2020	2021	2022
			%	%	%
GDP growth %	Base case	65%	5.96%	2.16%	3.04%
	Intermediate	30%	2.66%	(1.52)%	1.04%
	Downside	5%	(1.80)%	(2.48)%	1.00%
Central Bank base rates %	Base case	65%	37.00%	28.05%	23.44%
	Intermediate	30%	45.00%	35.00%	30.00%
	Downside	5%	80.00%	100.00%	120.00%
CPI %	Base case	65%	56.98%	39.96%	35.01%
	Intermediate	30%	68.00%	65.00%	49.99%
	Downside	5%	100.03%	130.01%	150.03%
The measures issued by the Argentine government and the BCRA on maturity deferrals or mandatory debt rescheduling gave rise to a considerable reduction in the nonperforming portfolio indicator, a variable dependent on the prospective probability of the default models used by the Bank. Therefore, as of December 31, 2020, to make an adequate estimate of the expected losses adjusted by the macroeconomic context, the Bank applied the probability of default models on the nonperforming portfolio projected as of such date by those models based on the information available prior to the abovementioned measures, instead of using indicators which do not show the actual loan portfolio situation.

51.1.3	Overview of modified and forborne loans
From a risk management point of view, once an asset is forborne or modified, the Bank’s special department for distressed assets continues to monitor the exposure until it is completely and ultimately derecognized.
The amortized cost of loans modified during 2020 and the associated net modification amounted to 944,374 and 82,267, respectively. The Bank does not consider loans using the mandatory extensions and payment facilities provide by BCRA as part of such modified loans. The amortized cost of loans modified during 2019 and the associated net modification amounted to 3,138,057 and 58,741, respectively. Moreover, certain debt securities were modified during 2019. The information related to this modification is disclosed in note 20.

51.1.4	Adjustment for expected losses due to COVID-19 pandemic
The pandemic and its direct consequences, (firstly, the preventive lockdown, then the social distancing) had a high impact on the Argentine economy and, therefore, on the behavior of financial system debtors.
The Argentine government, the BCRA and other tax and regulatory agencies adopted a series of measures to reduce the impact of the generated economic stagnation which includes the extending tax and social security due dates, offering financial aid to the most vulnerable sectors, deferring payment of all bank debtor’s obligations, mandatory refinancing of past due payables, a more flexible treatment for recognizing the impairment of the banking customer portfolio, and banning dismissals and suspensions, among others. Even though, all of them contributed to having the 2020 with low impact on bank portfolio delinquency, the negative results of the impairment in the debtors’ financial capacity are undeniable, thus an increase in the impairment of assets subject to credit risk is expected.
Since statistical models do not appropriately reflect the effects arising from the pandemic on expected credit losses, the Bank decided to make a special adjustment prospectively based on an estimate of the impairment of certain financial assets showing greater vulnerability levels or signs of difficulties related to the payment of obligations.
The ECL adjustment for
Covid-19
is recalculated on a monthly basis with the objective to capture new information about subject customers and reset the estimated amounts at the reporting date, or adjust the calculation criteria in order to make more accurate estimations. With the same frequency is submitted for approval to the Bank’s highest authorities, and is presented to the Internal Risk Management Committee for its ratification and treatment.

As to commercial loans, as of December 31, 2020, the Bank estimated an additional credit risk impairment loss for 445,386, over beneficiaries of credit facilities at reduced rates for payroll payments during the social lockdown and who are part of the economy sectors which are expected to experience the pandemic’s most significant adverse effects, both in terms of a drop in revenues and the subsequent recovery term. The same criterion was used in connection with the companies which are part of the sectors that chose to reschedule the due dates of their payables using the general and extraordinary flexible conditions established by the BCRA for paying financial obligations. The estimated charge amounted to 150,654.
As regards loans granted to individuals, the adjustment affected the financing to employees on payroll private company, self-employed workers and microentrepreneurs. These sectors were considered to be the most affected by dismissals, suspensions and loss in salary purchasing power, fall in sales and a reduction in activity levels resulting from compulsory lockdown. In these segments, an impairment in customer risk was estimated in the cases in which they opted to defer the settlement of their payables to the Bank (amounts owed in connection with credit cards and personal loans) by making use of the mandatory extensions and payment facilities provided by the BCRA in connection with outstanding financial payables during the pandemic. The adjustment made in connection with consumer loans amounted to 3,083,342 as of December 31, 2020. This adjustment plus the recorded amount for commercial loans amounted to 3,679,382.
Portfolio quality
The table below shows the analysis by aging of performing loans in arrears (in days):

12/31/2020
Portfolio Type	Delinquent, performing (in days)
	0 to 31	From 32 to 90	From 91 to 180	From 181 to 360	Over 360
Commercial loans	99.5%	0.5%	0.0%	0.0%	0.0%
Comparable loans	99.8%	0.2%	0.0%	0.0%	0.0%
Consumer loans	99.5%	0.5%	0.0%	0.0%	0.0%
Total	99.6%	0.4%	0.0%	0.0%	0.0%

12/31/2019
Portfolio Type	Delinquent, performing (in days)
	0 to 31	From 32 to 90	From 91 to 180	From 181 to 360	Over 360
Commercial loans	99.2%	0.8%	0.0%	0.0%	0.0%
Comparable loans	99.9%	0.1%	0.0%	0.0%	0.0%
Consumer loans	100.0%	0.0%	0.0%	0.0%	0.0%
Total	99.6%	0.4%	0.0%	0.0%	0.0%

Summary of Risk Concentration by Industry for the Components of the Statement of Financial Position
The following table shows the loans and other financing portfolio under credit risk by industry sector, classified by risk stage and identifying the expected loss calculated under individual or collective basis:

	1		2		3	12/31/2020
	Collective	Individual	Collective	Individual
Loans and other financing	180,456,655	68,333,255	11,133,013	4,396,524	3,029,870	267,349,317
Non-financial public sector	13,230	3,601,297	175		103	3,614,805
Other financial entities	23	1,839,235				1,839,258
Non-financial private sector	180,443,402	62,892,723	11,132,838	4,396,524	3,029,767	261,895,254
Individuals	114,240,780	881,453	6,217,494		685,859	122,025,586
Manufacturing Industry	10,262,036	14,025,285	679,770	1,526,516	498,780	26,992,387
Agricultural and cattle industry	14,415,093	6,741,231	966,605	2,759,232	435,379	25,317,540
Services	22,280,971	11,185,975	1,815,627	110,206	107,590	35,500,369
Commercial activities	13,244,682	9,222,944	1,001,929	570	301,854	23,771,979
Exploration of mines and quarries	653,112	14,544,611	35,095		873,558	16,106,376
Financial intermediation	1,038,512	3,731,946	32,755		5,648	4,808,861
Construction activities	3,055,656	1,444,030	291,532		114,440	4,905,658
Electricity supply and gas	155,514	1,115,248	8,092		179	1,279,033
Public administration	1,037,333		82,856		6,207	1,126,396
Water supply and public sanitation	59,713		1083		273	61,069

	1		2		3	12/31/2019
	Collective	Individual	Collective	Individual
Loans and other financing	152,543,931	128,020,746	17,511,125	4,284,909	5,272,831	307,633,542
Non-financial public sector	8,573	8,773,060	221		94	8,781,948
Other financial entities	246	5,417,881				5,418,127
Non-financial private sector	152,535,112	113,829,805	17,510,904	4,284,909	5,272,737	293,433,467
Individuals	117,874,202	511,834	9,172,222		1,980,256	129,538,514
Manufacturing Industry	4,722,054	46,359,585	1,244,104	843,873	1,624,661	54,794,277
Agricultural and cattle industry	7,696,443	11,045,886	2,857,436	3,165,627	554,555	25,319,947
Services	13,205,385	13,175,749	2,069,526	72,040	346,332	28,869,032
Commercial activities	5,248,612	13,123,381	1,420,453	199,317	567,853	20,559,616
Exploration of mines and quarries	229,146	20,069,007	66,215		11,854	20,376,222
Financial intermediation	930,240	3,840,710	83,338		18,248	4,872,536
Construction activities	1,385,661	2,241,773	456,169	4,052	152,667	4,240,322
Electricity supply and gas	100,044	3,435,177	9,827		1,483	3,546,531
Public administration	1,103,771	26,703	128,161		14,720	1,273,355
Water supply and public sanitation	39,554		3,453		108	43,115

Summary of Collateral and Other Credit Improvements
The following tables show the amounts of guarantees received for the entire portfolio and for the portfolio in Stage 3 as of December 31, 2020.

Class of financial instrument	Maximum exposure to credit risk	Fair value of collateral						Total collateral	Net exposure	Associated ECL
		Pledges on time deposits	Deferred payment checks	Mortgage on real property	Pledges on vehicles and machinery	Pledges on personal property	Other
Loans and other financing	267,349,317	797,460	6,546,693	23,996,519	4,124,485	1,667,100	47,062,080	84,194,337	183,154,980	9,928,122
Loans commitment	97,910,338	1,305					279,240	280,545	97,629,793	23,200
Other financial assets	18,905,219								18,905,219	18,929
Other debt Securities at amortized cost	31,119,261								31,119,261	5,472
Other debt securities at fair value through OCI	178,005,144								178,005,144	5,964

Total	593,289,279	798,765	6,546,693	23,996,519	4,124,485	1,667,100	47,341,320	84,474,882	508,814,397	9,981,687

Class of financial instrument	Maximum exposure to credit risk	Fair value collateral					Total collateral	Net exposure	Associated ECL
		Deferred payment checks	Mortgage on real property	Pledges on vehicles and machinery	Pledges on personal property	Other
Loans and other financing	3,029,870	1,064	709,038	935,558	65,485	270,083	1,981,228	1,048,642	1,658,115

Total	3,029,870	1,064	709,038	935,558	65,485	270,083	1,981,228	1,048,642	1,658,115

The following tables show the amounts of guarantees received for the entire portfolio and for the portfolio in Stage 3 as of December 31, 2019.

		Fair value of collateral
Class of financial instrument	Maximum exposure to credit risk	Pledges on time deposits	Deferred payment checks	Mortgage on real property	Pledges on vehicles and machinery	Pledges on personal property	Other	Total collateral	Net exposure	Associated ECL
Loans and other financing	307,633,542	513,103	3,665,050	29,919,411	5,490,143	1,465,710	33,654,626	74,708,043	232,925,499	6,901,953
Loans commitment	128,745,139	2,787					902,420	905,207	127,839,932	23,514
Other financial assets	8,405,598								8,405,598	14,032
Other debt Securities at amortized cost	24,067,911								24,067,911	63,701
Other debt securities at fair value through OCI	63,824,735								63,824,735	286

Total	532,676,925	515,890	3,665,050	29,919,411	5,490,143	1,465,710	34,557,046	75,613,250	457,063,675	7,003,486

Class of financial instrument	Maximum exposure to credit risk	Fair value collateral					Total collateral	Net exposure	Associated ECL
		Deferred payment checks	Mortgage on real property	Pledges on vehicles and machinery	Pledges on personal property	Other
Loans and other financing	5,272,831	3,086	735,440	167,028	11,805	955,458	1,872,817	3,400,014	2,967,457

TOTAL	5,272,831	3,086	735,440	167,028	11,805	955,458	1,872,817	3,400,014	2,967,457

Summary of Liquidity Ratios Arising from Dividing Net Liquid Assets, Cash and Cash Equivalents by Total Deposits
The following table shows the liquidity ratios during the fiscal years 2020 and 2019, which arise from dividing net liquid assets, made up of cash and cash equivalents, by total deposits.

	2020	2019
December, 31	86.39%	57.75%
average	81.57%	61.24%
Max	87.13%	70.13%
Min	71.49%	51.73%

Summary of Contractual Cash Flows and Other Financing
The tables below summarize the maturity of the contractual cash flows of loans and other financing, before ECL, including interest and charges to be accrued until maturity of the contract as of December 31, 2020 and 2019:

		Remaining terms to maturity as of December 31, 2020
Item	Matured	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Over 12 months and up to 24 months	Over 24 months	Total
Non-financial government sector		240,063	709,789	722,124	1,302,701	2,240,210	475,185	5,690,072
Financial sector		73,164	366,107	542,488	336,233	1,005,712		2,323,704
Non-financial private sector and foreign residents	1,309,651	94,565,908	30,753,008	41,943,648	49,509,992	47,067,374	76,591,919	341,741,500

Total	1,309,651	94,879,135	31,828,904	43,208,260	51,148,926	50,313,296	77,067,104	349,755,276

		Remaining terms to maturity as of December 31, 2019
Item	Matured	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Over 12 months and up to 24 months	Over 24 months	Total
Non-financial government sector		3,722,842	880,926	1,040,537	2,501,141	4,121,934	2,751,211	15,018,591
Financial sector		2,498,632	3,004,100	642,334	859,600	1,215,730	7,443	8,227,839
Non-financial private sector and foreign residents	4,936,146	123,475,851	36,775,492	33,009,946	41,228,086	59,457,916	91,735,995	390,619,432

Total	4,936,146	129,697,325	40,660,518	34,692,817	44,588,827	64,795,580	94,494,649	413,865,862

Summary of Contractual Future Cash Flows of Financial Liabilities, Including Interest and Charges to be Accured
Additionally, the tables below disclose the maturity of the contractual future cash flows of financial liabilities, including interest and charges to be accrued until maturity of the contracts, as of December 31, 2020 and 2019:

	Remaining terms to maturity as of December 31, 2020
Item	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Over 12 months and up to 24 months	Over 24 months	Total
Deposits	439,899,936	45,047,684	5,581,716	3,025,417	34,807	2,187	493,591,747

From the non-financial government sector	67,873,301	5,558,974	901,974	2,128			74,336,377
From the financial sector	696,415						696,415
From the non-financial private sector and foreign residents	371,330,220	39,488,710	4,679,742	3,023,289	34,807	2,187	418,558,955

Derivative instruments	42	188					230

Repo transactions	620,389						620,389

Other financial institutions	620,389						620,389
Other Financial Liabilities	47,876,408	133,674	125,844	317,199	264,590	514,354	49,232,069

Financing received from the Central Bank of Argentina and other financial institutions	419,441	199,471	204,074	80,703	40,093	5,724	949,506

Issued corporate bonds	209,346		2,762,098	208,048	2,585,744		5,765,236

Subordinated corporate bonds			1,135,957	1,135,958	2,498,433	43,651,732	48,422,080

Total	489,025,562	45,381,017	9,809,689	4,767,325	5,423,667	44,173,997	598,581,257

	Remaining terms to maturity as of December 31, 2019
Item	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Over 12 months and up to 24 months	Over 24 months	Total
Deposits	319,128,393	35,554,356	4,728,311	1,398,959	72,883	30,866	360,913,768

From the non-financial government sector	22,974,090	1,059,457	58,210	2,832			24,094,589
From the financial sector	427,702						427,702
From the non-financial private sector and foreign residents	295,726,601	34,494,899	4,670,101	1,396,127	72,883	30,866	336,391,477

Derivative instruments	399,076	464,440	183,040				1,046,556

Repo transactions	1,364,962						1,364,962

Other financial institutions	1,364,962						1,364,962
Other Financial Liabilities	28,687,673	133,406	141,649	227,982	442,189	585,057	30,217,956

Financing received from the Central Bank of Argentina and other financial institutions	1,403,744	1,130,058	205,002	133,670	230,972	62,376	3,165,822

Issued corporate bonds	436,031		701,097	1,006,731	4,579,987	4,206,065	10,929,911

Subordinated corporate bonds			1,100,808	1,100,810	2,201,618	44,722,198	49,125,434

Total	351,419,879	37,282,260	7,059,907	3,868,152	7,527,649	49,606,562	456,764,409

Summary of Bank's VaR by type of Risks
As of December 31, 2020 and 2019, the Bank’s economic capital by type of risk is as follows:

Economic capital (EC – in millions)	12/31/2020	12/31/2019
Interest rate risk	6,621	8,723
Currency Exchange rate risk	1,727	2,486
Price risk	5,198	192

Consumer [member]
Statement [LineItems]
Disclosure of internal credit grades
The following table discloses the risk levels score and rating arising from the Bank’s models:

	12/31/2020		12/31/2019
Category	Weighted PD	% Gross Carrying Amount	Weighted PD	% Gross Carrying Amount

Performing	2.32%	96.17%	2.60%	95.45%
High grade	1.13%	76.20%	1.25%	76.40%
Standard grade	4.79%	12.64%	4.83%	8.23%
Sub-standard grade	12.48%	7.33%	11.64%	10.82%
Past due but not impaired	33.24%	2.70%	32.13%	2.84%
Impaired	100.00%	1.13%	100.00%	1.71%

Total		100.00%		100.00%